Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders - Equity Attributable to Other Equity Instruments Holders (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Equity [abstract]
Perpetual subordinated bonds	¥ 684,679	¥ 598,703
Total equity attributable to other equity instruments holders	¥ 684,679	¥ 598,703